Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Equity Reconciliation Of Parent And Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Noncontrolling Interest [Line Items]
Balance			$ 36,651
Stock-based compensation			23
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends	(837)	(837)	(1,674)	(1,494)
Net loss			(1,687)
Balance	33,313		33,313
Preferred A Shares Par Value [Member]
Noncontrolling Interest [Line Items]
Balance			8
Stock-based compensation			0
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends			0
Net loss			0
Balance	8		8
Preferred C Shares Par Value [Member]
Noncontrolling Interest [Line Items]
Balance			30
Stock-based compensation			0
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends			0
Net loss			0
Balance	30		30
Warrants [Member]
Noncontrolling Interest [Line Items]
Balance			252
Stock-based compensation			0
Adjustments To Additional Paid In Capital Warrant Expiration			(252)
Preferred dividends			0
Net loss			0
Balance	0		0
Common Stock [Member]
Noncontrolling Interest [Line Items]
Balance			29
Stock-based compensation			0
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends			0
Net loss			0
Balance	29		29
Additional Paid-In Capital [Member]
Noncontrolling Interest [Line Items]
Balance			134,994
Stock-based compensation			23
Adjustments To Additional Paid In Capital Warrant Expiration			252
Preferred dividends			0
Net loss			0
Balance	135,269		135,269
Distributions In Excess Of Retained Earnings[Member]
Noncontrolling Interest [Line Items]
Balance			(98,777)
Stock-based compensation			0
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends			(1,674)
Net loss			(1,684)
Balance	(102,135)		(102,135)
Total Shareholder Equity [Member]
Noncontrolling Interest [Line Items]
Balance			36,536
Stock-based compensation			23
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends			(1,674)
Net loss			(1,684)
Balance	33,201		33,201
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Balance			115
Stock-based compensation			0
Adjustments To Additional Paid In Capital Warrant Expiration			0
Preferred dividends			0
Net loss			(3)
Balance	$ 112		$ 112